SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ in Thousands		1 Months Ended
	Aug. 11, 2020	Jul. 22, 2020
Pub Ocean [Member]
Total consideration		$ 22,000
Cash paid		4,000
Amount paid as retention incentive		1,000
Earn-outs amount		$ 17,000
Earn out period		2 years
Mizrachi [Member]
Debt instrument, face amount	$ 12,500
Debt Instrument Term	3 months
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	4.50%
Debt instrument, maturity date	May 18, 2021